Note 11 - Stock options and stock awards (Tables)	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity
For the years ended
	July 31, 2012		July 31, 2011		July 31, 2010
	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $	Shares	Weighted Average Exercise Price $
Outstanding at beginning of the year	20,150	40	20,150	40	20,150	40
Granted	-	-	-	-
Exercised	-	-	-	-
Expired or cancelled	-	-	-	-
Outstanding at end of year	20,150	40	20,150	40	20,150	40

Schedule of outstanding options
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Subject to Exercise
$40	15,650	0.81	15,650
$40	4,500	1.81	4,500
Total	20,150	1.04	20,150

Range exercise prices, stock options
	Range of Exercise Prices		Weighted Average Exercise
	High	Low	Shares	Price
Year Ending July 31, 2013	$40	$40	15,650	$40
Year Ending July 31, 2014	$40	$40	4,500	$40

Schedule of Valuation assumptions
	Options Granted
	2012	2011	2009	2008
Fair value of options granted	-	-	$20	$180
Assumptions used:
Expected life (years) (1)	-	-	2.50 – 3.00	1.50 – 3.50
Risk free interest rate (2)	-	-	2.30%	2.43% - 2.69%
Volatility (3)	-	-	199.91%	120.02%
Dividend yield (4)	-	-	0.00%	0.00%